Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2009 Retained Earnings [Member]	Dec. 31, 2008 Retained Earnings [Member]	Dec. 31, 2011 Furniture, Fixtures And Equipment [Member] years	Dec. 31, 2011 Software And Computer-Related Equipment [Member] years	Dec. 31, 2011 Buildings And Improvements [Member] years	Dec. 31, 2011 Land Improvements [Member] years	Dec. 31, 2011 Minimum [Member]
Useful live, minimum						2	2	7
Useful live, maximum						10	5	39	15
Other real estate owned	$ 86,500,000	$ 71,200,000
Finite lived other intangible assets, amortized period, maximum years	10
Bank-owned life insurance	101,000,000	92,200,000
Cumulative-effect adjustment		$ (1,288,000)	$ (1,132,000)	$ 309,000	$ 688,000
Covered call option contracts outstanding	0	0
Tax benefit realized on settlement, percentage										50.00%